Shortterm bank loans (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 22, 2022	Sep. 29, 2022	Apr. 01, 2022	Dec. 22, 2021	Jul. 02, 2021	Apr. 07, 2021	Jul. 09, 2020
Debt Instrument, Collateral Amount	$ 351,128	$ 588,063
Short-term Bank Loans and Notes Payable	3,636,591	4,719,552
Interest Expense	602,037	740,400	$ 300,125
Notes Payable to Banks [Member]
Interest Expense	$ 188,717	$ 265,248	$ 300,125
Tantech Charcoal 1 [Member] | Loan payable to Bank of China Lishui Branch
Debt Instrument, Face Amount								$ 2,679,852
Debt Instrument, Interest Rate, Stated Percentage	4.50%	4.50%						4.65%
Debt Instrument, Collateral Amount								$ 4,100,000
Tantech Charcoal 1 [Member] | Loan payable to Bank of China Lishui Branch | Building And Land Use Right [Member]
Debt Instrument, Collateral Amount				$ 3,800,000						$ 25,960,000
Tantech Bamboo 1 [Member] | Loan payable to SPD bank
Debt Instrument, Face Amount									$ 2,510,400
Debt Instrument, Interest Rate, Stated Percentage	3.90%								5.65%
Debt Instrument, Collateral Amount									$ 4,600,000
Amount of loan repaid	$ 470,700
Tantech Bamboo [Member] | Loan payable to Bank of China Lishui Branch
Debt Instrument, Face Amount						$ 1,740,000
Debt Instrument, Interest Rate, Stated Percentage						3.90%
Debt Instrument, Collateral Amount						$ 4,200,000
Tantech Bamboo [Member] | Loan payable to Bank of China Lishui Branch | Notes Payable to Banks [Member]
Amount of loan repaid	156,900
Tantech Bamboo [Member] | Loan payable to SPD bank | Building And Land Use Right [Member]
Debt Instrument, Collateral Amount									$ 46
Tantech Charcoal 2 [Member] | Loan payable to Bank of China Lishui Branch
Debt Instrument, Face Amount				$ 2,331,591
Debt Instrument, Interest Rate, Stated Percentage				4.35%
Debt Instrument, Collateral Amount				$ 200,000
Tantech Charcoal [Member] | Loan payable to Bank of China Lishui Branch
Debt Instrument, Face Amount							$ 2,550,044
Debt Instrument, Interest Rate, Stated Percentage							4.50%
Debt Instrument, Collateral Amount							$ 3,900,000
Tantech Bamboo Two[ Member] | Loan payable to SPD bank | Building And Land Use Right [Member]
Debt Instrument, Face Amount					$ 1,450,000
Debt Instrument, Interest Rate, Stated Percentage					3.90%
Debt Instrument, Collateral Amount					$ 4,200,000
Outstanding balance	$ 1,305,000